Investments and Advances	12 Months Ended
Dec. 31, 2023
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments and Advances
Note 15
Investments and Advances
Equity in earnings, together with investments in and advances to companies accounted for using the equity method and other investments accounted for at or below cost, is shown in the following table. For certain equity affiliates, Chevron pays its share of some income taxes directly. For such affiliates, the equity in earnings does not include these taxes, which are reported on the Consolidated Statement of Income as “Income tax expense.”

	Investments and Advances At December 31		Equity in Earnings Year ended December 31
	2023	2022	2023	2022	2021
Upstream
Tengizchevroil	$26,954	$26,534	$3,375	$4,386	$2,831
Caspian Pipeline Consortium	797	761	158	128	155
Angola LNG Limited	1,762	1,963	513	1,857	336
Other	2,106	1,938	(161)	255	187
Total Upstream	31,619	31,196	3,885	6,626	3,509
Downstream
Chevron Phillips Chemical Company LLC	7,765	6,843	608	867	1,842
GS Caltex Corporation	4,309	4,288	437	874	85
Other	2,426	2,288	210	224	220
Total Downstream	14,500	13,419	1,255	1,965	2,147
All Other
Other	(6)	(5)	(9)	(6)	1
Total equity method	$46,113	$44,610	$5,131	$8,585	$5,657
Other non-equity method investments	699	628
Total investments and advances	$46,812	$45,238
Total United States	$10,985	$9,855	$340	$975	$1,889
Total International	$35,827	$35,383	$4,791	$7,610	$3,768
Descriptions of major equity affiliates and
non-equity
investments, including significant differences between the company’s carrying value of its investments and its underlying equity in the net assets of the affiliates, are as follows:
Tengizchevroil
Chevron has a 50 percent equity ownership interest in Tengizchevroil (TCO), which operates the Tengiz and Korolev crude oil fields in Kazakhstan. At December 31, 2023, the company’s carrying value of its investment in TCO was about $80 higher than the amount of underlying equity in TCO’s net assets. This difference results from Chevron acquiring a portion of its interest in TCO at a value greater than the underlying book value for that portion of TCO’s net assets. Included in the investment is a loan to TCO to fund the development of the FGP/WPMP with a principal balance of $4,500.
Caspian Pipeline Consortium
Chevron has a 15 percent interest in the Caspian Pipeline Consortium, which provides the critical export route for crude oil from both TCO and Karachaganak.
Angola LNG Limited

Chevron has a 36.4 percent interest in Angola LNG Limited, which processes and liquefies natural gas produced in Angola for delivery to international markets.
Chevron Phillips Chemical Company LLC
Chevron owns 50 percent of Chevron Phillips Chemical Company LLC. Included in the investment balance is a loan with a principal balance of $387 to fund a portion of the Golden Triangle Polymers Project in Orange, Texas, in which Chevron Phillips Chemical Company LLC owns 51 percent.
GS Caltex Corporation
Chevron owns 50 percent of GS Caltex Corporation, a joint venture with GS Energy in South Korea. The joint venture imports, produces and markets petroleum products, petrochemicals and lubricants.
Other Information
“Sales and other operating revenues” on the Consolidated Statement of Income includes $13,623, $16,286 and $10,796 with affiliated companies for 2023, 2022 and 2021, respectively. “Purchased crude oil and products” includes $7,404, $10,171 and $5,778 with affiliated companies for 2023, 2022 and 2021, respectively.
“Accounts and notes receivable” on the Consolidated Balance Sheet includes $1,480 and $907 due from affiliated companies at December 31, 2023 and 2022, respectively. “Accounts payable” includes $591 and $709 due to affiliated companies at December 31, 2023 and 2022, respectively.

The following table provides summarized financial information on a 100 percent basis for all equity affiliates as well as Chevron’s total share, which includes Chevron’s net loans to affiliates of $4,494, $4,278 and $4,704 at December 31, 2023, 2022 and 2021, respectively.

	Affiliates			Chevron Share
Year ended December 31	2023	2022	2021	2023	2022	2021
Total revenues	$49,306	$100,184	$71,241	$23,217	$48,323	$34,359
Income before income tax expense*	15,304	23,811	15,175	7,209	10,876	6,984
Net income attributable to affiliates	11,618	19,077	12,598	5,485	8,595	5,670
At December 31
Current assets	$22,772	$26,632	$21,871	$10,110	$11,671	$9,267
Noncurrent assets	105,965	101,557	100,235	48,753	46,428	44,360
Current liabilities	14,085	16,319	17,275	6,698	7,708	7,492
Noncurrent liabilities	23,797	22,943	24,219	6,342	5,980	5,982
Total affiliates’ net equity	$90,855	$88,927	$80,612	$45,823	$44,411	$40,153
*
Chevron’s net income attributable to affiliates is recorded in the company’s before-tax
consolidated earnings in accordance with U.S. Generally Accepted Accounting Principles. The total income tax expense recorded by the company’s equity affiliates in 2023 was $3,686, with Chevron’s share being $1,724.